COMMON STOCK AND WARRANTS. (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Warrant inducements		$ 0	$ 0
Fair value adjustments for warrants		$ (473)	$ 557
Number of stock issued (in shares)	838,213
Number of stock issued, value	$ 2,056,966
Fees paid	$ 36,951
Maturity term	Dec. 15, 2019